Expenses By Nature - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Variable lease payments	€ 25,964	€ 20,830	€ 8,433
Expenses relating to short-term leases	1,374	1,347	4,339
Expenses relating to low-value leases	293	437	933
Rent concessions	0	0	(80)
Total lease expenses	€ 27,631	€ 22,614	€ 13,625